Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) - Schedule of Consolidated Statement of Cash Flows (Details) - Successor [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of Consolidated Statement of Cash Flows (Unaudited) [Line Items]
Net income (loss)	$ 1,349,460	$ (3,981,837)
Change in fair value of FPA liability		655,865
Net cash provided by operating activities		3,346,362
As Reported [Member]
Schedule of Consolidated Statement of Cash Flows (Unaudited) [Line Items]
Net income (loss)	(3,841,171)	(9,172,468)
Change in fair value of FPA liability		(4,534,766)
Net cash provided by operating activities		3,346,362
Adjustment [Member]
Schedule of Consolidated Statement of Cash Flows (Unaudited) [Line Items]
Net income (loss)	$ 5,190,631	5,190,631
Change in fair value of FPA liability		5,190,631
Net cash provided by operating activities